Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	STANDARD PREMIUM FINANCE HOLDINGS, INC.
Entity Central Index Key	0001807893
Amendment Flag	false